Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income tax (expense) benefit	$ 7,561	$ (12,022)	$ 14,320	$ (6,000)
Effective income tax rate reconciliation percentage	23.70%	26.10%	23.00%
Effective income tax rate reconciliation at federal statutory income tax rate			19.00%
Tax valuation allowance relating to foreign currency exchange gain loss			$ 172
Income tax reconciliation valuation difference between federal and state income taxes			$ 241